PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2017	22,681	337,503	1,786,156	132,622	88,473	2,367,435
Additions	892	4,691	131,981	11,855	39,485	188,904
Divestitures	—	(77)	(31,877)	(3,101)	(368)	(35,423)
Reclassification	—	355	73,160	(2,685)	(70,830)	—
Translation differences and other movements	(36)	(723)	42	(1,700)	—	(2,417)
Balance at December 31, 2017	23,537	341,749	1,959,462	136,991	56,760	2,518,499
Additions	25	14,710	81,936	9,679	194,444	300,794
Divestitures	—	(641)	(16,684)	(2,740)	(238)	(20,303)
Reclassification	—	17,225	16,853	1,137	(35,215)	—
Translation differences and other movements	12	330	(3,130)	(593)	(560)	(3,941)
Balance at December 31, 2018	23,574	373,373	2,038,437	144,474	215,191	2,795,049

Accumulated amortization at January 1, 2017	—	132,822	1,460,995	104,335	—	1,698,152
Depreciation	—	9,860	124,629	8,995	—	143,484
Divestitures	—	(69)	(29,761)	(2,469)	—	(32,299)
Translation differences and other movements	—	(353)	(94)	(651)	—	(1,098)
Balance at December 31, 2017	—	142,260	1,555,769	110,210	—	1,808,239
Depreciation	—	10,407	136,793	9,184	—	156,384
Divestitures	—	(627)	(15,976)	(2,621)	—	(19,224)
Translation differences and other movements	—	2,864	(1,050)	(2,714)	—	(900)
Balance at December 31, 2018	—	154,904	1,675,536	114,059	—	1,944,499

Carrying amount at:
January 1, 2017	22,681	204,681	325,161	28,287	88,473	669,283
December 31, 2017	23,537	199,489	403,693	26,781	56,760	710,260
December 31, 2018	23,574	218,469	362,901	30,415	215,191	850,550